SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Balanced Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 62.0%			Health Services - 1.9%
Communications - 1.0%			Centene Corp. *	1,650	87,615
Verizon Communications, Inc.	5,700	337,041	UnitedHealth Group, Inc.	2,250	556,335
Consumer Non-Durables - 3.2%					643,950
Constellation Brands, Inc.	1,100	192,863
			Health Technology - 5.9%
Estee Lauder Cos., Inc. - Class A	2,475	409,736
			AbbVie, Inc.	2,125	171,254
PepsiCo, Inc.	2,525	309,439	ABIOMED, Inc. *	525	149,935
VF Corp.	1,925	167,302	Boston Scientific Corp. *	7,625	292,647
		1,079,340	Celgene Corp. *	1,025	96,698
			Illumina, Inc. *	650	201,948
Consumer Services - 5.6%
			Intuitive Surgical, Inc. *	500	285,290
Marriott International, Inc.	2,000	250,180
McDonald’s Corp.	1,225	232,628	Johnson & Johnson	2,300	321,517
Starbucks Corp.	4,850	360,549	Pfizer, Inc.	3,500	148,645
Visa, Inc.	5,800	905,902	Thermo Fisher Scientific, Inc.	1,200	328,464
Walt Disney Co.	1,200	133,236			1,996,398
		1,882,495	Process Industries - 2.6%
Electronic Technology - 6.9%			DowDuPont, Inc.	3,950	210,574
Apple, Inc.	4,125	783,544	Ecolab, Inc.	2,000	353,080
Applied Materials, Inc.	7,575	300,424	Sherwin-Williams Co.	775	333,800
Arista Networks, Inc. *	525	165,091
					897,454
Broadcom, Inc.	1,460	439,037
			Producer Manufacturing - 5.3%
Ciena Corp. *	3,800	141,892
			3M Co.	875	181,808
Intel Corp.	6,100	327,570
			Boeing Co.	625	238,387
NVIDIA Corp.	725	130,181
			Deere & Co.	775	123,876
Skyworks Solutions, Inc.	775	63,922
			Honeywell International, Inc.	1,925	305,921
		2,351,661	Ingersoll-Rand, PLC	2,175	234,791
Energy Minerals - 2.7%			Parker-Hannifin Corp.	1,325	227,396
Chevron Corp.	1,150	141,657	Raytheon Co.	1,925	350,504
Continental Resources, Inc. *	3,200	143,264	Resideo Technologies, Inc. *	258	4,977
EOG Resources, Inc.	1,025	97,560	United Technologies Corp.	950	122,446
Marathon Petroleum Corp.	4,600	275,310			1,790,106
Occidental Petroleum Corp.	2,400	158,880
			Retail Trade - 4.5%
Pioneer Natural Resources Co.	550	83,754	Amazon.com, Inc. *	410	730,107
		900,425	CVS Health Corp.	2,075	111,905
Finance - 6.6%			Home Depot, Inc.	1,875	359,794
Ameriprise Financial, Inc.	1,625	208,162	TJX Cos., Inc.	3,150	167,612
			Ulta Beauty, Inc. *	480	167,390
Bank of America Corp.	10,525	290,385
Chubb, Ltd.	2,375	332,690			1,536,808
First Republic Bank	2,100	210,966
			Technology Services - 13.5%
Goldman Sachs Group, Inc.	1,375	263,986
			Accenture, PLC	2,025	356,440
JPMorgan Chase & Co.	3,300	334,059	Adobe, Inc. *	1,525	406,397
Prudential Financial, Inc.	2,800	257,264	Alphabet, Inc. - Class A *	475	559,023
T Rowe Price Group, Inc.	2,075	207,749	Alphabet, Inc. - Class C *	205	240,529
US Bancorp	2,675	128,908	Autodesk, Inc. *	1,700	264,894
		2,234,169	Booking Holdings, Inc. *	135	235,563
			Facebook, Inc. *	1,375	229,199
			Intuit, Inc.	1,250	326,762
			Microsoft Corp.	7,375	869,808
			PayPal Holdings, Inc. *	3,750	389,400

See accompanying notes to schedule of investments.
MARCH 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

	Quantity
	/Principal			Principal
Name of Issuer	Amount ($)	Fair Value ($)	Name of Issuer	Amount ($)	Fair Value ($)

Red Hat, Inc. *	1,450	264,915	2004-W9 2A1, 6.50%, 2/25/44	20,756	23,316
salesforce.com, Inc. *	2,675	423,640	2015-88 CJ, 6.50%, 7/25/44	130,201	144,596
			2010-108 AP, 7.00%, 9/25/40	3,007	3,625
		4,566,570
			2004-T3, 1A3, 7.00%, 2/25/44	9,566	10,940
Transportation - 1.6%			1993-21 KA, 7.70%, 3/25/23	34,530	36,615
Delta Air Lines, Inc.	3,400	175,610	Freddie Mac:
FedEx Corp.	950	172,340	4729 AG, 3.00%, 1/15/44	100,000	98,215
Union Pacific Corp.	1,225	204,820	4784 BV, 3.50%, 12/15/32	100,000	100,759
		552,770	4480 VY, 3.50%, 6/15/35	150,000	154,476
Utilities - 0.7%			K078 A2, 3.85%, 6/25/51	150,000	160,968
			4293 BA, 5.34%, 10/15/47 [1]	19,419	20,279
NextEra Energy, Inc.	1,150	222,318
			2102 Z, 6.00%, 12/15/28	164,136	178,545
Total Common Stocks
			2122 ZE, 6.00%, 2/15/29	78,359	86,555
(cost: $15,334,768)		20,991,505
			2126 C, 6.00%, 2/15/29	51,500	56,183
Bonds - 33.4%			2485 WG, 6.00%, 8/15/32	51,765	57,327
Asset-Backed Securities - 2.4%			2480 Z, 6.00%, 8/15/32	44,821	50,315
Bayview Opportunity Master Fund,			2575 QE, 6.00%, 2/15/33	22,000	24,637
2017-SPL1 A, 4.00%, 10/28/64 1, 4	68,213	69,273	2771 NL, 6.00%, 3/15/34	123,010	139,146
Credit Suisse First Boston Mortgage Corp.,			2980 QA, 6.00%, 5/15/35	30,364	34,032
2005-AGE1 M3, 1 Mo. Libor + 0.65,			2283 K, 6.50%, 12/15/23	8,780	9,264
3.14%, 2/25/32 [1]	74,989	74,803	2357 ZJ, 6.50%, 9/15/31	25,387	28,286
Element Rail Leasing II, LLC,			T-59 1A1, 6.50%, 10/25/43	74,489	86,416
2016-1A B1, 5.93%, 3/19/46 [4]	75,000	78,157	4520 HM, 6.50%, 8/15/45	49,468	58,157
Irwin Home Equity Corp.,			1142 IA, 7.00%, 10/15/21	32,213	33,138
2005-1 M1, 5.92%, 6/25/35 [14]	33,453	33,865
			3946 KW, 7.00%, 11/15/29	3,209	3,296
New Century Home Equity Loan Trust,			3704 CT, 7.00%, 12/15/36	20,900	24,007
2005-A A4W, 4.68%, 8/25/35 [14]	9,763	9,908
			2238 PZ, 7.50%, 6/15/30	18,463	21,246
OSCAR US Funding Trust VII, LLC:			Government National Mortgage Association:
2017-2A A3, 2.45%, 12/10/21 [4]	150,000	149,094
			2009-35 NZ, 5.50%, 5/16/39	94,194	103,543
2017-2A A4, 2.76%, 12/10/24 [4]	100,000	99,448
			2002-57 BC, 6.00%, 8/20/32	28,314	28,559
Small Business Administration:			2002-57 DC, 6.00%, 8/20/32	23,084	23,284
2008-20A 1, 5.17%, 1/1/28	45,295	47,540	2015-80 BA, 6.98%, 6/20/45 [1]	36,430	41,365
2007-20H 1, 5.78%, 8/1/27	46,773	49,377	2018-147 AM, 7.00%, 10/20/48	146,858	169,081
Towd Point Mortgage Trust,			2018-160 DA, 7.00%, 11/20/48	124,348	150,067
2019-SJ1 A2, 4.17%, 11/25/58 1, 4	100,000	100,683
			2014-69 W, 7.24%, 11/20/34 [1]	37,795	42,731
World Omni Auto Receivables Trust,			2013-133 KQ, 7.30%, 8/20/38 [1]	34,825	39,387
2018-A B, 2.89%, 4/15/25	100,000	100,047
			2005-74 HA, 7.50%, 9/16/35	17,225	18,516
		812,195	New Residential Mortgage Loan Trust,
			2016-2A B3, 5.69%, 11/26/35 1, 4	44,416	48,125
Collateralized Mortgage Obligations - 10.0%
Fannie Mae:			Vendee Mortgage Trust:
			2008-1 B, 6.64%, 3/15/25 [1]	15,726	17,621
2017-84 JP, 2.75%, 10/25/47	129,545	126,025
			1994-2 2, 8.59%, 5/15/24 [1]	13,311	14,011
2017-M7 A2, 2.96%, 2/25/27 [1]	250,000	250,397
2018-M10 A2, 3.38%, 7/25/28 [1]	150,000	154,661			3,393,369
2004-10 ZB, 6.00%, 2/25/34	120,226	132,266	Corporate Bonds - 8.5%
2003-34 A1, 6.00%, 4/25/43	40,863	45,702	Air Canada 2015-1 Trust, 3.60%, 3/15/27 [4]	167,924	166,933
2004-T1 1A1, 6.00%, 1/25/44	34,073	37,775	Alphabet, Inc., 3.63%, 5/19/21	50,000	51,266
1999-17 C, 6.35%, 4/25/29	16,237	17,462	American Airlines 2015-2 Trust, 4.00%,
2001-82 ZA, 6.50%, 1/25/32	20,928	22,998	9/22/27	98,662	98,829
2009-30 AG, 6.50%, 5/25/39	60,284	65,936	American Airlines 2016-2 Trust, 3.20%,
2013-28 WD, 6.50%, 5/25/42	60,671	68,733	6/15/28	89,950	87,890
2004-T1 1A2, 6.50%, 1/25/44	115,819	130,785	Anheuser-Busch InBev Finance, Inc., 4.90%,
			2/1/46	50,000	50,792

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Balanced Fund (Continued)

		Principal				Principal
Name of Issuer		Amount ($)	Fair Value ($)	Name of Issuer		Amount ($)	Fair Value ($)

Bank of New York Mellon Corp., 3 Mo.				Federal National Mortgage Association - 4.3%
Libor + 1.05, 3.80%, 10/30/23 [1]		100,000	101,178	2.71%,	4/1/25	150,000	151,262
Barclays Bank, PLC, 2.91%, 3/16/23 [1]		50,000	48,850	3.18%,	1/1/28	150,000	150,078
Central Fidelity Capital Trust I				3.34%,	2/1/28	175,000	179,683
(Subordinated), 3 Mo. Libor + 1.00,				3.76%,	7/1/28	100,000	106,365
3.79%, 4/15/27 [1]		175,000	160,125
				4.50%,	8/1/40	51,731	53,215
Doric Nimrod Air Alpha 2013-1 Trust,				5.00%,	2/1/33	29,500	30,798
5.25%, 5/30/23 [4]		49,869	50,722
				5.50%,	10/1/33	104,461	113,502
Doric Nimrod Air Finance Alpha 2012-1				6.00%,	2/1/38	55,448	61,161
Trust, 5.13%, 11/30/22 [4]		39,482	40,026
				6.06%,	11/1/43	34,782	38,471
Duke Energy Florida, LLC, 2.54%, 9/1/29		50,000	47,514
				6.50%,	2/1/24	23,301	24,231
Fifth Third Bank, 3 Mo. Libor + 0.44,
3.20%, 7/26/21 [1]		100,000	99,709	6.50%,	9/1/27	61,030	67,403
				6.50%,	6/1/40	137,068	151,893
First Maryland Capital II, 3 Mo. Libor +
0.85, 3.59%, 2/1/27 [1]		100,000	92,250	7.00%,	1/1/32	11,284	11,936
General Mills, Inc., 3 Mo. Libor + 1.01,				7.00%,	3/1/33	30,574	34,165
3.78%, 10/17/23 [1]		100,000	100,714	7.00%,	12/1/38	58,875	64,921
Guardian Life Insurance Co. of America				8.00%,	6/1/24	13,793	14,692
(Subordinated), 4.85%, 1/24/77 [4]		38,000	39,909	8.00%,	1/1/31	13,470	13,594
Hawaiian Airlines 2013-1, 3.90%, 1/15/26		144,837	143,779	8.00%,	2/1/31	20,108	24,227
HSBC Holdings, PLC, 3 Mo. Libor + 1.00,				8.00%,	9/1/37	69,049	83,655
3.68%, 5/18/24 [1]		100,000	99,181	8.46%,	7/15/26	3,768	3,990
ITT, LLC, 7.40%, 11/15/25		25,000	29,941	8.50%,	10/1/30	28,383	32,742
Johnson & Johnson, 5.95%, 8/15/37		150,000	194,936	10.00%,	6/1/31	40,865	44,671
Manufacturers & Traders Trust Co.							1,456,655
(Subordinated), 3 Mo. Libor + 0.64,
3.27%, 12/1/21 [1]		150,000	149,259	Government National Mortgage Association - 2.2%
MetLife, Inc., 3.60%, 4/10/24		50,000	51,660	5.00%,	5/20/48	148,273	158,839
Northern Trust Corp. (Subordinated), 3 Mo.				5.75%,	12/15/22	40,874	42,174
Libor + 1.13, 3.38%, 5/8/32 [1]		150,000	146,974	6.00%,	4/15/29	45,198	49,951
Sammons Financial, 7.00%, 10/15/43 [4]		75,000	90,620	6.00%,	2/15/36	112,933	124,911
Security Benefit Life Insurance Co.				6.00%,	7/15/38	64,003	70,743
(Subordinated), 7.45%, 10/1/33 [4]		100,000	122,459	6.50%,	2/20/32	109,295	124,888
Spirit Airlines 2015-1A Trust, 4.10%,				6.50%,	11/20/38	30,429	34,848
4/1/28		124,650	127,106	7.00%,	12/15/24	12,608	13,203
United Airlines 2014-1 Class A Pass				7.00%,	11/20/27	15,523	17,489
Through Trust, 4.00%, 4/11/26		104,722	106,639	7.00%,	9/20/29	41,466	46,809
United Airlines 2015-1 Trust, 3.70%,				7.00%,	9/20/38	13,640	15,889
12/1/22		100,000	99,860	7.50%,	4/20/32	30,401	34,145
US Airways 2012-2 Trust, 4.63%, 6/3/25		130,672	136,282	8.00%,	7/15/24	11,177	11,735
USF&G Capital (Subordinated), 8.31%,
7/1/46 [4]		100,000	144,157				745,624
				Taxable Municipal Securities - 4.6%
			2,879,560
				Bucks Co. Industrial Dev. Auth.,
Federal Home Loan Mortgage Corporation - 1.0%				4.00%, 10/1/21		95,000	95,441
5.00%,	10/1/43	101,003	109,505	Illinois Hsg. Dev. Auth, 3.20%, 12/1/43		97,858	97,676
6.50%,	2/1/22	22,079	22,569	Iowa Student Loan Liq., 3.75%, 12/1/33 [8]		100,000	101,995
7.50%,	7/1/29	138,664	159,243	Kentucky Higher Edu. Student Loan Corp.
8.00%,	2/1/34	16,986	19,885	(Subordinated), 5.27%, 6/1/36		100,000	101,232
8.38%,	5/17/20	224	225	Louisiana Housing Corp., 3.05%, 12/1/38		28,853	28,636
8.50%,	9/1/24	19,479	20,276
			331,703

See accompanying notes to schedule of investments.

MARCH 31, 2019							3

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Balanced Fund (Continued)

	Principal
Name of Issuer	Amount ($)	Fair Value ($)		which are paying off over time. These securities do not indicate a reference rate
				and spread in their descriptions.
Massachusetts Edu. Auth.:
			4	144A Restricted Security. The total value of such securities as of March 31,
4.00%, 1/1/32	20,000	20,588		2019 was $1,213,109 and represented 3.6% of net assets. These securities have
4.41%, 7/1/34	50,000	52,146		been determined to be liquid by the Adviser in accordance with guidelines
MN Hsg. Fin. Agy., 4.73%, 1/1/49	100,000	106,391		established by the Board of Directors.
Mobile Co. Board of Sch. Comm., 2.07%,			6	Zero coupon or convertible capital appreciation bond, for which the rate
12/15/25	100,000	92,404		disclosed is either the effective yield on purchase date or the coupon rate to be
Multistate Liquidating Trust No. 1, 3.11%,				paid upon conversion to coupon paying, respectively.
12/15/28 4, 17	14,000	13,503
			8	Securities the income from which is treated as a tax preference that is included
Oklahoma Dev. Fin. Auth., 4.10%, 6/1/37	100,000	102,783		in alternative minimum taxable income for purposes of computing federal
Public Finance Authority, 4.23%, 7/1/32	105,000	111,727		alternative minimum tax (AMT). At March 31, 2019, 0.3% of net assets in the
San Francisco Comm. Facs. Dist. No.				Fund was invested in such securities.
2014-1, 4.00%, 9/1/34	250,000	254,802	14	Step Coupon: A bond that pays an initial coupon rate for the first period and
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	15,000	15,226		then a higher coupon rate for the following periods. Rate disclosed is as of
Summit Co. Dev. Fin. Auth., 5.13%,				March 31, 2019.
11/1/48	100,000	104,516	17	Security that is either an absolute and unconditional obligation of the United
Texas Children’s Hospital, 3.37%,				States Government or is collateralized by securities, loans, or leases
10/1/29 [17]	115,000	117,729
				guaranteed by the U.S. Government or its agencies or instrumentalities.
Texas St. Pub. Fin. Auth. Charter Sch. Fin.,
			Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
8.75%, 8/15/27	60,000	61,746
Tulane University, 2.98%, 2/15/36 [1]	95,000	89,159		LLC — Limited Liability Company
				PLC — Public Limited Company
		1,567,700
U.S. Treasury / Federal Agency Securities - 0.4%
U.S. Treasury Strip, 2.38%, 11/15/27 [6]	150,000	122,123
Total Bonds
(cost: $11,188,628)		11,308,929

Investment Companies - 1.9%
BlackRock Enhanced Government Fund	7,197	94,281
BlackRock Income Trust	16,500	98,175
Duff & Phelps Utility and Corp. Bond Trust	8,700	74,994
Franklin, Ltd. Duration, Income Trust	6,453	62,142
Nuveen Multi-Market Income Fund, Inc.	3,953	27,948
Putnam Master Intermediate Income Trust	25,502	115,779
WA Inflation-Linked Opp. & Inc. Fund	10,600	113,738
WA Inflation-Linked Sec. & Inc. Fund	3,500	39,235

Total Investment Companies
(cost: $634,585)		626,292

Short-Term Securities - 2.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	928,814	928,814
(cost: $928,814)
Total Investments in Securities - 100.0%
(cost: $28,086,795)		33,855,540
Other Assets and Liabilities, net - 0.0%		(5,366)

Total Net Assets - 100.0%		$33,850,174

* Non-income producing security.
1 Variable rate security. Rate disclosed is as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	20,991,505	—	—	20,991,505
Asset-Backed Securities	—	812,195	—	812,195
Collateralized Mortgage
Obligations	—	3,393,369	—	3,393,369
Corporate Bonds	—	2,879,560	—	2,879,560
Federal Home Loan Mortgage
Corporation	—	331,703	—	331,703
Federal National Mortgage
Association	—	1,456,655	—	1,456,655
Government National Mortgage
Association	—	745,624	—	745,624
Taxable Municipal Securities	—	1,567,700	—	1,567,700
U.S. Treasury / Federal Agency
Securities	—	122,123	—	122,123
Investment Companies	626,292	—	—	626,292
Short-Term Securities	928,814	—	—	928,814
Total:	22,546,611	11,308,929	—	33,855,540

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2019 5

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.9%			Synchrony Financial	107,925	3,442,808

Commercial Services - 0.7%			T Rowe Price Group, Inc.	36,700	3,674,404

S&P Global, Inc.	8,875	1,868,631	US Bancorp	73,800	3,556,422

Communications - 3.6%					40,684,263
American Tower Corp.	6,925	1,364,641
			Health Services - 2.9%
Verizon Communications, Inc.	139,125	8,226,461
			Quest Diagnostics, Inc.	24,300	2,185,056

		9,591,102	UnitedHealth Group, Inc.	22,125	5,470,628

Consumer Non-Durables - 7.5%					7,655,684
Coca-Cola Co.	81,700	3,828,462
			Health Technology - 15.9%
Conagra Brands, Inc.	98,150	2,722,681
			Abbott Laboratories	61,900	4,948,286
Constellation Brands, Inc.	11,175	1,959,313
			AbbVie, Inc.	28,025	2,258,535
Mondelez International, Inc.	32,700	1,632,384
			Amgen, Inc.	17,575	3,338,899
PepsiCo, Inc.	40,450	4,957,148
			Baxter International, Inc.	40,475	3,291,022
Procter & Gamble Co.	26,000	2,705,300
			Becton Dickinson and Co.	21,325	5,325,492
VF Corp.	22,725	1,975,030
			Johnson & Johnson	55,750	7,793,292

		19,780,318	Medtronic, PLC	37,650	3,429,162

Consumer Services - 3.2%			Merck & Co., Inc.	54,750	4,553,558

Carnival Corp.	15,200	770,944	Pfizer, Inc.	94,200	4,000,674

Visa, Inc.	25,950	4,053,130	Zimmer Biomet Holdings, Inc.	24,125	3,080,762

Walt Disney Co.	32,050	3,558,512			42,019,682

		8,382,586	Industrial Services - 2.7%

Electronic Technology - 10.2%			Jacobs Engineering Group, Inc.	37,925	2,851,581

Apple, Inc.	36,525	6,937,924	Targa Resources Corp.	41,175	1,710,821

Applied Materials, Inc.	67,475	2,676,059	TransCanada Corp.	54,925	2,468,330

Broadcom, Inc.	21,550	6,480,300			7,030,732
Garmin, Ltd.	19,325	1,668,714
			Process Industries - 3.4%
Intel Corp.	88,225	4,737,682
			Avery Dennison Corp.	32,950	3,723,350
Skyworks Solutions, Inc.	31,600	2,606,368
			DowDuPont, Inc.	64,575	3,442,493
Xilinx, Inc.	16,125	2,044,489
			Sherwin-Williams Co.	4,450	1,916,660

		27,151,536
					9,082,503
Energy Minerals - 6.0%
			Producer Manufacturing - 8.3%
Chevron Corp.	41,775	5,145,844
			3M Co.	9,275	1,927,160
Marathon Petroleum Corp.	74,397	4,452,660
			Boeing Co.	9,475	3,613,954
Occidental Petroleum Corp.	43,075	2,851,565
			Deere & Co.	15,075	2,409,588
Suncor Energy, Inc.	102,450	3,322,454
			Emerson Electric Co.	63,275	4,332,439

		15,772,523	Honeywell International, Inc.	24,500	3,893,540

Finance - 15.4%			Lockheed Martin Corp.	12,590	3,779,014

Axis Capital Holdings, Ltd.	39,100	2,141,898	Raytheon Co.	11,725	2,134,888

Chubb, Ltd.	14,700	2,059,176			22,090,583
CME Group, Inc.	13,025	2,143,654
			Retail Trade - 5.1%
Hartford Financial Services Group, Inc.	68,700	3,415,764
			CVS Health Corp.	36,800	1,984,624
Healthcare Realty Trust, Inc.	41,150	1,321,326
			Home Depot, Inc.	32,825	6,298,789
JPMorgan Chase & Co.	41,350	4,185,860
			Target Corp.	30,125	2,417,832
Lincoln National Corp.	75,550	4,434,785
			TJX Cos., Inc.	53,950	2,870,680
Morgan Stanley	84,875	3,581,725

Physicians Realty Trust	107,000	2,012,670			13,571,925

Prudential Financial, Inc.	23,025	2,115,537

Reinsurance Group of America, Inc.	18,300	2,598,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Technology Services - 7.0%			Utilities - 4.6%
Accenture, PLC	18,325	3,225,566	CenterPoint Energy, Inc.	192,500	5,909,750
Alphabet, Inc. - Class A *	1,725	2,030,135	DTE Energy Co.	20,675	2,579,000
Intuit, Inc.	7,950	2,078,210	NextEra Energy, Inc.	18,960	3,665,347
Microsoft Corp.	94,950	11,198,403
					12,154,097
		18,532,314	Total Common Stocks
Transportation - 2.4%			(cost: $231,066,755)		261,815,713
Delta Air Lines, Inc.	38,425	1,984,651	Short-Term Securities - 1.1%
FedEx Corp.	2,825	512,483	Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	3,044,337	3,044,337
Union Pacific Corp.	23,625	3,950,100	(cost: $3,044,337)
			Total Investments in Securities - 100.0%
		6,447,234
			(cost: $234,111,092)		264,860,050
			Other Assets and Liabilities, net - 0.0%		(74,137)

			Total Net Assets - 100.0%		$264,785,913

			* Non-income producing security.
			Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
			PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	261,815,713	—	—	261,815,713
Short-Term Securities	3,044,337	—	—	3,044,337
Total:	264,860,050	—	—	264,860,050

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.
There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2019 7

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Global Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.0%			United States - 69.8%
Asia - 1.3%			3M Co.	2,225	462,310
Australia - 0.5%			Abbott Laboratories	8,300	663,502
Macquarie Group, Ltd.	1,800	165,411	AbbVie, Inc.	8,100	652,779
			Alphabet, Inc. - Class A *	450	529,601
Japan - 0.8%
Mitsubishi UFJ Financial Group, Inc., ADR	51,300	253,935	Ameriprise Financial, Inc.	600	76,860
			Apple, Inc.	4,000	759,800
Europe - 23.0%
			Applied Materials, Inc.	8,175	324,221
Germany - 6.1%
			Arthur J Gallagher & Co.	3,775	294,828
adidas AG	1,385	336,516
			Bank of America Corp.	16,300	449,717
Allianz SE, ADR	35,000	777,350
			Boeing Co.	600	228,852
Aurelius SE & Co.	5,500	250,365
			Broadcom, Inc.	1,500	451,065
Bayer AG	2,525	163,148
			CenterPoint Energy, Inc.	5,100	156,570
Siemens AG	4,100	441,247
			Chevron Corp.	2,075	255,599
		1,968,626	Constellation Brands, Inc.	1,450	254,228

Ireland - 2.5%			Delta Air Lines, Inc.	8,250	426,112
Accenture, PLC	2,575	453,252	Domtar Corp.	5,400	268,110
Ingersoll-Rand, PLC	3,275	353,536	DowDuPont, Inc.	9,400	501,114
			Goldman Sachs Group, Inc.	1,400	268,786
		806,788
			Home Depot, Inc.	3,000	575,670
Netherlands - 2.3%			Honeywell International, Inc.	3,200	508,544
ING Groep NV, ADR	38,300	464,962	Intel Corp.	8,625	463,162
LyondellBasell Industries NV	3,225	271,158	Johnson & Johnson	6,925	968,046

		736,120	JPMorgan Chase & Co.	9,650	976,870
			Lockheed Martin Corp.	1,565	469,750
Spain - 2.5%
			Marathon Petroleum Corp.	7,950	475,808
Iberdrola SA	60,400	530,243
			McDonald’s Corp.	1,525	289,598
Industria de Diseno Textil SA	9,800	288,022
			Microsoft Corp.	14,400	1,698,336
		818,265	Mondelez International, Inc.	7,100	354,432

Switzerland - 3.3%			Occidental Petroleum Corp.	5,975	395,545
Chubb, Ltd.	1,750	245,140	Parker-Hannifin Corp.	2,250	386,145
Nestle SA	8,725	831,537	PepsiCo, Inc.	5,775	707,726
			Pfizer, Inc.	20,600	874,882
		1,076,677	Prudential Financial, Inc.	3,725	342,253
United Kingdom - 6.3%			Resideo Technologies, Inc. *	533	10,282
BAE Systems, PLC	51,500	323,577	Rockwell Automation, Inc.	1,825	320,214
Cineworld Group, PLC	84,475	321,933	Scotts Miracle-Gro Co.	3,225	253,420
Diageo, PLC, ADR	4,025	658,530	Sherwin-Williams Co.	800	344,568
DS Smith, PLC	66,175	289,512	Starbucks Corp.	11,050	821,457
RELX, PLC	21,200	453,032	T Rowe Price Group, Inc.	4,800	480,576

		2,046,584	Union Pacific Corp.	4,600	769,120
			United Technologies Corp.	2,675	344,781
North America - 71.7%
			UnitedHealth Group, Inc.	675	166,900
Canada - 1.9%
			US Bancorp	9,475	456,600
Suncor Energy, Inc.	10,275	333,218
			Verizon Communications, Inc.	17,400	1,028,862
TransCanada Corp.	6,300	283,122
			Waste Management, Inc.	5,900	613,069
		616,340	WEC Energy Group, Inc.	6,775	535,767

					22,656,437

			Total Common Stocks
			(cost: $24,644,220)		31,145,183

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Portfolio Structure - By Sector	(% of Total Net Assets)
			Finance	16.9%
Short-Term Securities - 3.7%
			Producer Manufacturing	11.9
Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	1,208,748	1,208,748
			Health Technology	9.7
(cost: $1,208,747)
			Consumer Non-Durables	9.7
Total Investments in Securities - 99.7%
			Technology Services	8.3
(cost: $25,852,967)		32,353,931
			Process Industries	6.4
Other Assets and Liabilities, net - 0.3%		105,448
			Electronic Technology	6.1
Total Net Assets - 100.0%		$32,459,379	Consumer Services	5.8
			Energy Minerals	4.5
			Utilities	3.8
* Non-income producing security.			Transportation	3.7
			Communications	3.2
Numeric footnotes not disclosed are not applicable to this Schedule of Investments.			Industrial Services	2.8
ADR — American Depositary Receipt			Retail Trade	1.8
PLC — Public Limited Company			Consumer Durables	0.9
			Health Services	0.5
			Short-Term Securities	3.7

				99.7
			Other Assets and Liabilities, net	0.3
				100.0%

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Australia	165,411	—	—	165,411
Canada	616,340	—	—	616,340
Germany	1,968,626	—	—	1,968,626
Ireland	806,788	—	—	806,788
Japan	253,935	—	—	253,935
Netherlands	736,120	—	—	736,120
Spain	818,265	—	—	818,265
Switzerland	1,076,677	—	—	1,076,677
United Kingdom	2,046,584	—	—	2,046,584
United States	22,656,437	—	—	22,656,437
Short-Term Securities	1,208,748	—	—	1,208,748
Total:	32,353,931	—	—	32,353,931

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit ESG Growth Fund

Name of Issuer		Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.4%				Facebook, Inc. *	320	53,341
Asia - 2.1%				FedEx Corp.	485	87,984
China/Hong Kong - 0.9%				Goldman Sachs Group, Inc.	500	95,995
HSBC Holdings, PLC, ADR		1,300	52,754	Home Depot, Inc.	745	142,958
Japan - 1.2%				Intel Corp.	3,050	163,785
Mitsubishi UFJ Financial Group, Inc., ADR		8,325	41,209	Johnson & Johnson	975	136,295
Sony Corp., ADR		800	33,792	JPMorgan Chase & Co.	1,725	174,622
				Legg Mason, Inc.	1,600	43,792
			75,001	Lockheed Martin Corp.	185	55,530
Europe - 24.7%				Marriott International, Inc.	1,100	137,599
Germany - 6.8%				Microsoft Corp.	2,000	235,880
adidas AG, ADR		550	67,018	NIKE, Inc.	700	58,947
Allianz SE, ADR		9,900	219,879	Occidental Petroleum Corp.	1,200	79,440
Bayer AG		475	30,691	PepsiCo, Inc.	875	107,231
Siemens AG, ADR		1,725	92,719	Pfizer, Inc.	3,375	143,336
			410,307	Prudential Financial, Inc.	800	73,504
				Rockwell Automation, Inc.	350	61,411
Ireland - 4.3%
				Starbucks Corp.	2,750	204,435
Accenture, PLC		450	79,209
				T Rowe Price Group, Inc.	925	92,611
Ingersoll-Rand, PLC		1,625	175,419
				TJX Cos., Inc.	1,380	73,430
			254,628	UnitedHealth Group, Inc.	375	92,722
Netherlands - 1.8%				Verizon Communications, Inc.	3,625	214,346
ING Groep NV, ADR		8,775	106,528	Visa, Inc.	875	136,666
Spain - 3.0%						3,854,575
Iberdrola SA, ADR		2,950	103,781	Total Common Stocks
Industria de Diseno Textil SA		2,575	75,679	(cost: $4,433,897)		5,593,914
			179,460
Switzerland - 2.5%
Nestle SA, ADR		1,550	147,746	Short-Term Securities - 6.1%
				Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	368,818	368,818
United Kingdom - 6.3%				(cost: $368,818)
Coca-Cola European Partners, PLC		2,100	108,654
Diageo, PLC, ADR		700	114,527	Total Investments in Securities - 99.5%
RELX, PLC, ADR		4,700	100,815	(cost: $4,802,715)		5,962,732
Royal Dutch Shell, PLC, ADR - Class B		875	55,956	Other Assets and Liabilities, net - 0.5%		28,479

			379,952	Total Net Assets - 100.0%		$5,991,211
North America - 66.6%
Canada - 2.2%
Suncor Energy, Inc.		4,100	132,963	* Non-income producing security.
United States - 64.4%				Numeric footnotes not disclosed are not applicable to this Schedule of Investments
3	M Co.	600	124,668	ADR — American Depositary Receipt
AbbVie, Inc.		1,450	116,856	PLC — Public Limited Company
Adobe, Inc. *		500	133,245
Allstate Corp.		525	49,445
Alphabet, Inc. - Class A *		125	147,111
Apple, Inc.		675	128,216
Baxter International, Inc.		850	69,114
Boston Scientific Corp. *		3,000	115,140
Delta Air Lines, Inc.		1,500	77,475
DowDuPont, Inc.		1,700	90,627
Ecolab, Inc.		775	136,818

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.9%
Technology Services	10.8
Consumer Non-Durables	10.1
Health Technology	9.7
Consumer Services	9.7
Producer Manufacturing	8.5
Electronic Technology	4.9
Energy Minerals	4.5
Process Industries	4.3
Retail Trade	3.6
Communications	3.6
Transportation	2.8
Consumer Durables	1.8
Utilities	1.7
Health Services	1.5
Short-Term Securities	6.1

99.5
Other Assets and Liabilities, net	0.5
100.0%

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Canada	132,963	—	—	132,963
China/Hong Kong	52,754	—	—	52,754
Germany	410,307	—	—	410,307
Ireland	254,628	—	—	254,628
Japan	75,001	—	—	75,001
Netherlands	106,528	—	—	106,528
Spain	179,460	—	—	179,460
Switzerland	147,746	—	—	147,746
United Kingdom	379,952	—	—	379,952
United States	3,854,575	—	—	3,854,575
Short-Term Securities	368,818	—	—	368,818
Total:	5,962,732	—	—	5,962,732

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global
Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period

See accompanying notes to schedule of investments.

MARCH 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Small Cap Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.1%			Macquarie Infrastructure Corp.	4,150	171,063
Commercial Services - 5.8%			Old National Bancorp	9,550	156,620
Booz Allen Hamilton Holding Corp.	6,075	353,200	PacWest Bancorp	4,100	154,201
Brink’s Co.	3,400	256,394	People’s United Financial, Inc.	16,325	268,383
Deluxe Corp.	2,700	118,044	Physicians Realty Trust	13,300	250,173
Herman Miller, Inc.	5,700	200,526	Piper Jaffray Cos	2,875	209,386
			QTS Realty Trust, Inc.	4,350	195,706
		928,164
			Stifel Financial Corp.	4,000	211,040
Communications - 1.1%			STORE Capital Corp.	6,600	221,100
Shenandoah Telecommunications Co.	4,100	181,876	Wintrust Financial Corp.	4,000	269,320
Consumer Durables - 3.1%
					4,375,980
Acushnet Holdings Corp.	8,200	189,748
BRP, Inc.	2,775	77,006	Health Services - 2.1%
National Presto Industries, Inc.	750	81,412	Encompass Health Corp.	4,750	277,400
Thor Industries, Inc.	2,300	143,451	Healthcare Services Group, Inc.	2,025	66,805
		491,617			344,205
Consumer Non-Durables - 1.2%			Health Technology - 6.5%
Sensient Technologies Corp.	2,800	189,812	Mesa Laboratories, Inc.	1,600	368,800
			PerkinElmer, Inc.	1,675	161,403
Consumer Services - 8.3%
			STERIS, PLC	1,900	243,257
Dunkin’ Brands Group, Inc.	2,625	197,137
			Teleflex, Inc.	525	158,634
Nexstar Media Group, Inc.	3,350	363,040
			West Pharmaceutical Services, Inc.	950	104,690
Service Corp. International	6,250	250,938
Strategic Education, Inc.	2,290	300,700			1,036,784
Vail Resorts, Inc.	1,000	217,300	Industrial Services - 2.4%
		1,329,115	EMCOR Group, Inc.	2,400	175,392
			KBR, Inc.	10,775	205,695
Electronic Technology - 7.3%
Cabot Microelectronics Corp.	2,700	302,292			381,087
MKS Instruments, Inc.	4,600	428,030	Non-Energy Minerals - 0.9%
Monolithic Power Systems, Inc.	2,575	348,887	Commercial Metals Co.	3,950	67,466
Power Integrations, Inc.	1,400	97,916	PotlatchDeltic Corp.	2,135	80,682
		1,177,125			148,148
Energy Minerals - 1.7%			Process Industries - 8.2%
Delek US Holdings, Inc.	3,600	131,112	Apogee Enterprises, Inc.	4,325	162,144
Vermilion Energy, Inc.	5,625	138,938	Avery Dennison Corp.	1,900	214,700
		270,050	Domtar Corp.	3,575	177,499
			Huntsman Corp.	4,650	104,578
Finance - 27.3%
			Ingredion, Inc.	1,375	130,199
American Equity Investment Life Holding Co.	5,250	141,855
			Neenah, Inc.	1,550	99,758
American National Insurance Co.	1,200	144,984
			Orion Engineered Carbons SA	3,925	74,536
Axis Capital Holdings, Ltd.	5,250	287,595
			Rayonier Advanced Materials, Inc.	8,700	117,972
Carlyle Group LP	10,525	192,397
			Scotts Miracle-Gro Co.	3,025	237,704
CubeSmart	4,775	152,991
East West Bancorp, Inc.	5,600	268,632			1,319,090
Evercore Partners, Inc.	2,400	218,400	Producer Manufacturing - 10.1%
Great Western Bancorp, Inc.	3,200	101,088	Applied Industrial Technologies, Inc.	3,850	228,959
Hanover Insurance Group, Inc.	1,075	122,733	Carlisle Cos, Inc.	1,300	159,406
HCI Group, Inc.	4,400	188,012	Crane Co.	2,400	203,088
Hercules Capital, Inc.	13,100	165,846	Hubbell, Inc.	2,100	247,758
Kingstone Cos, Inc.	7,600	112,024	Lincoln Electric Holdings, Inc.	2,050	171,934
Legg Mason, Inc.	6,300	172,431

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

MSA Safety, Inc.	2,700	279,180	Utilities - 4.1%
Oshkosh Corp.	2,400	180,312	Black Hills Corp.	2,000	148,140
Watsco, Inc.	1,050	150,370	Covanta Holding Corp.	13,400	231,954
			New Jersey Resources Corp.	3,175	158,083
		1,621,007
			Spire, Inc.	1,375	113,149
Retail Trade - 1.4%
Camping World Holdings, Inc.	9,600	133,536			651,326
Casey’s General Stores, Inc.	750	96,577	Total Common Stocks
			(cost: $13,924,999)		15,578,439
		230,113
			Investment Companies - 1.2%
Technology Services - 2.0%
			Tortoise Energy Infrastructure Corp.	8,625	202,688
ManTech International Corp.	2,700	145,854
Science Applications International Corp.	2,350	180,832	(cost: $241,537)
			Short-Term Securities - 2.1%
		326,686	Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	332,130	332,130
Transportation - 3.6%			(cost: $332,130)
Alaska Air Group, Inc.	3,100	173,972	Total Investments in Securities - 100.4%
Golar LNG, Ltd.	6,375	134,449	(cost: $14,498,666)		16,113,257
Knight-Swift Transportation Holdings, Inc.	4,975	162,583	Other Assets and Liabilities, net - (0.4%)		(64,930)
Schneider National, Inc.	5,000	105,250
			Total Net Assets - 100.0%		$16,048,327
		576,254

			Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
			PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	15,578,439	—	—	15,578,439
Investment Companies	202,688	—	—	202,688
Short-Term Securities	332,130	—	—	332,130
Total:	16,113,257	—	—	16,113,257

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.
There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Small Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%			Legg Mason, Inc.	31,800	870,366
Commercial Services - 5.0%			PacWest Bancorp	13,875	521,839
ASGN, Inc. *	21,250	1,349,163	Physicians Realty Trust	30,500	573,705
Booz Allen Hamilton Holding Corp.	34,700	2,017,458	SVB Financial Group *	4,575	1,017,297
Brink’s Co.	16,000	1,206,560	Western Alliance Bancorp *	8,700	357,048
Deluxe Corp.	5,000	218,600	Wintrust Financial Corp.	5,700	383,781

		4,791,781			6,233,896

Communications - 0.7%			Health Services - 1.3%
Shenandoah Telecommunications Co.	16,100	714,196	Encompass Health Corp.	14,600	852,640

Consumer Durables - 5.3%			Healthcare Services Group, Inc.	11,190	369,158

Acushnet Holdings Corp.	38,400	888,576			1,221,798
BRP, Inc.	16,550	459,262
			Health Technology - 13.6%
Take-Two Interactive Software, Inc. *	17,100	1,613,727
			Align Technology, Inc. *	4,650	1,322,135
Thor Industries, Inc.	11,200	698,544
			Bio-Techne Corp.	5,400	1,072,170
YETI Holdings, Inc. *	45,500	1,376,375
			Catalent, Inc. *	12,350	501,286
		5,036,484	Exact Sciences Corp. *	15,700	1,359,934
			Insulet Corp. *	10,100	960,409
Consumer Non-Durables - 0.8%
Primo Water Corp. *	49,000	757,540	iRhythm Technologies, Inc. *	6,200	464,752
			Kindred Biosciences, Inc. *	100,075	917,688
Consumer Services - 8.7%
Adtalem Global Education, Inc. *	12,725	589,422	PerkinElmer, Inc.	8,400	809,424
			RA Medical Systems, Inc. *	23,700	80,580
Cinemark Holdings, Inc.	25,200	1,007,748
			Sarepta Therapeutics, Inc. *	13,400	1,597,146
Dunkin’ Brands Group, Inc.	14,700	1,103,970
Grand Canyon Education, Inc. *	7,500	858,825	STERIS, PLC	10,200	1,305,906
			Supernus Pharmaceuticals, Inc. *	17,100	599,184
Nexstar Media Group, Inc.	13,775	1,492,797
			T2 Biosystems, Inc. *	123,000	323,490
Service Corp. International	28,600	1,148,290
			West Pharmaceutical Services, Inc.	5,000	551,000
Strategic Education, Inc.	6,803	893,302
			Wright Medical Group NV *	35,900	1,129,055
Vail Resorts, Inc.	5,600	1,216,880
					12,994,159
		8,311,234
			Industrial Services - 6.2%
Electronic Technology - 9.7%
			Advanced Disposal Services, Inc. *	48,100	1,346,800
Arista Networks, Inc. *	8,700	2,735,802
			EMCOR Group, Inc.	18,700	1,366,596
Cabot Microelectronics Corp.	7,475	836,901
Ciena Corp. *	19,650	733,731	KBR, Inc.	43,500	830,415
Cray, Inc. *	41,700	1,086,285	Waste Connections, Inc.	27,400	2,427,366
MKS Instruments, Inc.	15,750	1,465,538			5,971,177

Monolithic Power Systems, Inc.	10,200	1,381,998	Non-Energy Minerals - 0.6%
Skyworks Solutions, Inc.	13,200	1,088,736	Trex Co., Inc. *	9,200	565,984

		9,328,991	Process Industries - 3.8%

Energy Minerals - 1.1%			Apogee Enterprises, Inc.	22,100	828,529
Delek US Holdings, Inc.	9,800	356,916	Domtar Corp.	15,800	784,470
Marathon Petroleum Corp.	11,926	713,771	Rayonier Advanced Materials, Inc.	48,300	654,948
			Scotts Miracle-Gro Co.	16,800	1,320,144
		1,070,687
					3,588,091
Finance - 6.5%
Affiliated Managers Group, Inc.	4,300	460,573	Producer Manufacturing - 9.8%
			Anixter International, Inc. *	13,400	751,874
Axis Capital Holdings, Ltd.	12,500	684,750
CubeSmart	7,400	237,096	Applied Industrial Technologies, Inc.	12,115	720,479
East West Bancorp, Inc.	10,100	484,497	Crane Co.	13,600	1,150,832
First Republic Bank	6,400	642,944	Hubbell, Inc.	10,000	1,179,800
			IDEX Corp.	8,100	1,229,094

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Lincoln Electric Holdings, Inc.	9,600	805,152	Transportation - 2.8%
MSA Safety, Inc.	12,700	1,313,180	Alaska Air Group, Inc.	11,500	645,380
Oshkosh Corp.	13,800	1,036,794	Atlas Air Worldwide Holdings, Inc. *	14,800	748,288
Resideo Technologies, Inc. *	23,400	451,386	Golar LNG, Ltd.	30,100	634,809
Watsco, Inc.	5,050	723,210	Knight-Swift Transportation Holdings, Inc.	20,700	676,476
		9,361,801			2,704,953
Retail Trade - 2.8%			Utilities - 1.6%
Camping World Holdings, Inc.	38,250	532,058	Covanta Holding Corp.	24,600	425,826
Casey’s General Stores, Inc.	4,300	553,711	Fortis, Inc.	12,107	447,838
Ulta Beauty, Inc. *	4,650	1,621,594	Spire, Inc.	7,525	619,232
		2,707,363			1,492,896
Technology Services - 18.4%			Total Common Stocks
Altair Engineering, Inc. *	12,800	471,168	(cost: $65,127,099)		94,486,011
ANSYS, Inc. *	4,900	895,279	Short-Term Securities - 1.2%
Aspen Technology, Inc. *	14,500	1,511,770	Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	1,183,952	1,183,952
Euronet Worldwide, Inc. *	18,300	2,609,397	(cost: $1,183,952)
Eventbrite, Inc. *	15,600	299,052	Total Investments in Securities - 99.9%
Globant SA *	17,750	1,267,350	(cost: $66,311,051)		95,669,963
GoDaddy, Inc. *	12,550	943,634	Other Assets and Liabilities, net - 0.1%		118,832
Guidewire Software, Inc. *	11,700	1,136,772
HubSpot, Inc. *	9,450	1,570,684	Total Net Assets - 100.0%		$95,788,795
Paycom Software, Inc. *	15,900	3,007,167
PTC, Inc. *	17,600	1,622,368
Qualys, Inc. *	7,750	641,235
Talend SA, ADR *	14,000	707,980	* Non-income producing security.
Ultimate Software Group, Inc. *	2,875	949,124	Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
		17,632,980	ADR — American Depositary Receipt
			PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	94,486,011	—	—	94,486,011
Short-Term Securities	1,183,952	—	—	1,183,952
Total:	95,669,963	—	—	95,669,963

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.
There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit International Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.8%			Germany - 7.5%
Asia - 23.7%			adidas AG	1,630	396,045
Australia - 3.0%			Allianz SE	2,250	500,449
Amcor, Ltd.	12,100	132,225	Aurelius SE & Co.	4,660	212,127
Macquarie Group, Ltd.	1,200	110,274	Bayer AG	1,775	114,688
Rio Tinto, PLC, ADR	4,400	258,940	Deutsche Post AG	3,600	117,111
Westpac Banking Corp., ADR	8,300	153,550	Siemens AG	2,900	312,102
		654,989			1,652,522
China/Hong Kong - 10.0%			Ireland - 2.2%
AIA Group, Ltd.	32,200	320,566	CRH, PLC, ADR	7,400	229,400
Alibaba Group Holding, Ltd., ADR *	2,350	428,757	STERIS, PLC	1,950	249,658
Baidu, Inc., ADR *	950	156,608
					479,058
China Tower Corp., Ltd. *	720,000	166,931
CSPC Pharmaceutical Group, Ltd.	60,000	111,593	Luxembourg - 1.4%
			Globant SA *	4,350	310,590
HSBC Holdings, PLC, ADR	6,225	252,610
Ping An Insurance Group Co. of China, Ltd.	33,500	375,117	Netherlands - 5.3%
Tencent Holdings, Ltd.	9,000	413,888	ASML Holding NV	1,700	319,685
			ING Groep NV	27,400	331,458
		2,226,070
			Koninklijke Philips NV	5,750	234,945
Japan - 7.2%			LyondellBasell Industries NV	3,500	294,280
Astellas Pharma, Inc.	14,300	213,990
Keyence Corp.	600	373,383			1,180,368
Mitsubishi UFJ Financial Group, Inc., ADR	40,300	199,485	Spain - 3.1%
Shiseido Co., Ltd.	1,500	108,098	Iberdrola SA	45,900	402,950
Sony Corp., ADR	6,300	266,112	Industria de Diseno Textil SA	9,950	292,430
Suzuki Motor Corp.	4,900	216,550			695,380
Terumo Corp.	7,200	219,580
			Sweden - 1.2%
		1,597,198	Hexagon AB	5,200	271,262
Singapore - 1.3%			Switzerland - 12.9%
DBS Group Holdings, Ltd.	15,600	290,417	Garmin, Ltd.	2,500	215,875
South Korea - 2.2%			Interroll Holding AG	120	243,435
LG Chem, Ltd.	625	201,524	Logitech International SA	5,925	233,090
Samsung Electronics Co., Ltd., GDR	285	279,585	Lonza Group AG	825	255,847
			Nestle SA	8,200	781,501
		481,109
			Novartis AG	4,325	416,017
Europe - 62.9%			Partners Group Holding AG	300	218,127
Denmark - 1.1%			Roche Holding AG	1,320	363,688
Coloplast A/S	2,200	241,374	Zurich Insurance Group AG	380	125,783
Finland - 1.2%
					2,853,363
Nokia OYJ, ADR	44,800	256,256
			United Kingdom - 18.9%
France - 8.1%
			Ashtead Group, PLC	9,600	231,629
AXA SA	11,750	295,641
			AstraZeneca, PLC, ADR	5,400	218,322
BNP Paribas SA	5,520	263,845	Atlassian Corp., PLC *	2,775	311,882
Dassault Systemes SA	2,625	390,897
			BAE Systems, PLC	52,600	330,488
Safran SA	3,200	438,831
			British American Tobacco, PLC	3,100	128,961
Schneider Electric SE	5,000	392,278
			Cineworld Group, PLC	86,400	329,269
		1,781,492	Coca-Cola European Partners, PLC	5,400	279,396
			Diageo, PLC, ADR	2,775	454,018
			DS Smith, PLC	50,600	221,373

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Just Eat, PLC *	18,500	180,957
Prudential, PLC	12,200	244,308
Reckitt Benckiser Group, PLC	5,100	423,926
RELX, PLC	14,700	314,131
Royal Dutch Shell, PLC, ADR - Class A	4,500	281,655
Royal Dutch Shell, PLC, ADR - Class B	3,700	236,615
		4,186,930
North America - 10.2%
Canada - 4.9%
Alimentation Couche-Tard, Inc.	2,600	153,157
BRP, Inc.	3,900	108,214
Suncor Energy, Inc.	13,100	424,833
Waste Connections, Inc.	4,550	403,084
		1,089,288
United States - 5.3%
Booking Holdings, Inc. *	100	174,491
Broadcom, Inc.	1,025	308,228
Euronet Worldwide, Inc. *	3,150	449,158
Mondelez International, Inc.	4,800	239,616
		1,171,493
Total Common Stocks
(cost: $17,961,958)		21,419,159
Investment Companies - 1.4%
iShares MSCI India ETF	8,700	306,675
(cost: $258,887)
Short-Term Securities - 3.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	768,432	768,432
(cost: $768,432)

Total Investments in Securities - 101.6%
(cost: $18,989,277)		22,494,266
Other Assets and Liabilities, net - (1.6%)		(362,101)

Total Net Assets - 100.0%		$22,132,165

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	18.6%
Consumer Non-Durables	12.7
Technology Services	10.8
Health Technology	10.3
Producer Manufacturing	10.0
Electronic Technology	9.0
Process Industries	4.4
Energy Minerals	4.3
Consumer Durables	4.0
Consumer Services	2.9
Retail Trade	2.6
Non-Energy Minerals	2.2
Industrial Services	1.8
Utilities	1.8
Communications	0.8
Transportation	0.5
Investment Companies	1.4
Short-Term Securities	3.5

101.6
Other Assets and Liabilities, net	(1.6)
100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2019 17

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Australia	654,989	—	—	654,989
Canada	1,089,288	—	—	1,089,288
China/Hong Kong	2,226,070	—	—	2,226,070
Denmark	241,374	—	—	241,374
Finland	256,256	—	—	256,256
France	1,781,492	—	—	1,781,492
Germany	1,652,522	—	—	1,652,522
Ireland	479,058	—	—	479,058
Japan	1,597,198	—	—	1,597,198
Luxembourg	310,590	—	—	310,590
Netherlands	1,180,368	—	—	1,180,368
Singapore	290,417	—	—	290,417
South Korea	481,109	—	—	481,109
Spain	695,380	—	—	695,380
Sweden	271,262	—	—	271,262
Switzerland	2,853,363	—	—	2,853,363
United Kingdom	4,186,930	—	—	4,186,930
United States	1,171,493	—	—	1,171,493
Investment Companies	306,675	—	—	306,675
Short-Term Securities	768,432	—	—	768,432
Total:	22,494,266	—	—	22,494,266

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global
Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Developing Markets Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.7%			Samsung Electronics Co., Ltd.	12,250	481,863
Africa/Middle East - 11.4%			Shinhan Financial Group Co., Ltd.	7,200	266,408
Israel - 3.5%
					1,260,356
NICE Systems, Ltd., ADR *	3,000	367,530
			Taiwan - 6.5%
South Africa - 7.9%
			Cathay Financial Holding Co., Ltd.	82,085	119,716
Bid Corp., Ltd.	13,200	272,622
			Hon Hai Precision Industry Co., Ltd., GDR	22,160	106,966
Bidvest Group, Ltd.	5,525	74,094
			President Chain Store Corp.	12,000	118,168
MultiChoice Group, Ltd. *	1,425	11,921
			Taiwan Semiconductor Co.	37,482	298,562
Naspers, Ltd.	1,425	329,086
			Taiwan Semiconductor Co., ADR	600	24,576
Sasol, Ltd., ADR	4,200	129,948
					667,988
		817,671
			Thailand - 1.4%
Asia - 70.9%
			Bangkok Bank PCL	21,200	144,295
Australia - 1.4%
Rio Tinto, PLC, ADR	2,475	145,654	Europe - 1.0%
			Luxembourg - 1.0%
China/Hong Kong - 39.8%			Globant SA *	1,400	99,960
AIA Group, Ltd.	21,400	213,047
Alibaba Group Holding, Ltd., ADR *	2,875	524,544	Latin America - 7.6%
Baidu, Inc., ADR *	1,125	185,456	Brazil - 2.4%
China Construction Bank Corp.	359,000	307,782	Ambev SA, ADR	10,800	46,440
China Life Insurance Co., Ltd., ADR	8,900	119,438	Banco Bradesco SA	19,003	207,728

China Mengniu Dairy Co., Ltd.	48,000	178,549			254,168

China Petroleum & Chemical Corp., ADR	3,100	246,450	Chile - 3.7%
China Tower Corp., Ltd. *	332,000	76,974
			Banco Santander Chile, ADR	4,700	139,825
CNOOC, Ltd., ADR	300	55,728	Geopark, Ltd. *	14,100	243,789
CSPC Pharmaceutical Group, Ltd.	120,000	223,186
ENN Energy Holdings, Ltd.	21,900	211,748			383,614
Hong Kong Exchanges & Clearing, Ltd.	4,300	149,871	Peru - 1.5%
JD.com, Inc., ADR *	4,450	134,168	Southern Copper Corp.	3,900	154,752

PetroChina Co., Ltd., ADR	700	45,801	North America - 2.8%
Ping An Insurance Group Co. of China, Ltd.	19,900	222,831	Mexico - 0.5%
Sinopharm Group Co., Ltd.	44,900	187,037	Fomento Economico Mexicano, ADR	525	48,447
TAL Education Group, ADR *	10,300	371,624
			United States - 2.3%
Tencent Holdings, Ltd.	11,400	524,258
			Broadcom, Inc.	550	165,391
WH Group, Ltd.	132,500	141,784
			Skyworks Solutions, Inc.	925	76,294
		4,120,276
					241,685
India - 3.0%
			Total Common Stocks
HDFC Bank, Ltd., ADR	2,675	310,059
			(cost: $7,245,970)		9,707,086
Indonesia - 2.6%
			Investment Companies - 3.8%
Astra International Tbk PT	176,000	90,534
XL Axiata Tbk PT *	948,800	179,899	iShares MSCI India ETF	11,100	391,275
			(cost: $334,045)
		270,433

Japan - 1.4%
Suzuki Motor Corp.	3,400	150,259

Singapore - 2.6%
DBS Group Holdings, Ltd.	14,500	269,939

South Korea - 12.2%
E-Mart Co., Inc.	1,200	181,834
LG Chem, Ltd.	450	145,097
Medy-Tox, Inc.	360	185,154

See accompanying notes to schedule of investments.

MARCH 31, 2019					19

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Portfolio Structure - By Sector	(% of Total Net Assets)
			Finance	23.8%
Short-Term Securities - 2.3%
			Electronic Technology	14.7
Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	234,041	234,041
			Retail Trade	11.9
(cost: $234,041)
			Technology Services	7.8
Total Investments in Securities - 99.8%			Consumer Services	7.6
(cost: $7,814,056)		10,332,402	Energy Minerals	7.0
Other Assets and Liabilities, net - 0.2%		21,175	Health Technology	5.8
			Consumer Non-Durables	4.0
Total Net Assets - 100.0%		$10,353,577	Non-Energy Minerals	2.9
			Communications	2.5
			Utilities	2.0
* Non-income producing security.			Consumer Durables	1.4
ADR — American Depositary Receipt			Process Industries	1.4
GDR — Global Depositary Receipt			Producer Manufacturing	0.9
			Investment Companies	3.8
Numeric footnotes not disclosed are not applicable to this Schedule of Investments.			Short-Term Securities	2.3
				99.8
			Other Assets and Liabilities, net	0.2
				100.0%

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Australia	145,654	—	—	145,654
Brazil	254,168	—	—	254,168
Chile	383,614	—	—	383,614
China/Hong Kong	4,120,276	—	—	4,120,276
India	310,059	—	—	310,059
Indonesia	270,433	—	—	270,433
Israel	367,530	—	—	367,530
Japan	150,259	—	—	150,259
Luxembourg	99,960	—	—	99,960
Mexico	48,447	—	—	48,447
Peru	154,752	—	—	154,752
Singapore	269,939	—	—	269,939
South Africa	817,671	—	—	817,671
South Korea	1,260,356	—	—	1,260,356
Taiwan	667,988	—	—	667,988
Thailand	144,295	—	—	144,295
United States	241,685	—	—	241,685
Investment Companies	391,275	—	—	391,275
Short-Term Securities	234,041	—	—	234,041
Total:	10,332,402	—	—	10,332,402

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global
Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2019 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00

p.m. E.S.T).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

(Continued)

At March 31, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Balanced	$6,199,349	($430,604)	$5,768,745	$28,086,795
Dividend Growth	35,591,335	(4,842,377)	30,748,958	234,111,092
Global Dividend Growth	7,238,229	(737,265)	6,500,964	25,852,967
ESG Growth	1,246,996	(86,979)	1,160,017	4,802,715
Small Cap Dividend Growth	2,528,080	(913,489)	1,614,591	14,498,666
Small Cap Growth	33,494,973	(4,136,061)	29,358,912	66,311,051
International Growth	4,375,476	(870,487)	3,504,989	18,989,277
Developing Markets Growth	2,812,149	(293,803)	2,518,346	7,814,056